SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Feb. 28, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash consideration for share capital	$ 1.3